Shareholder Report, Line Graph (Details) 191612_DoubleLine Emerging Markets Fixed Income Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 142,029	$ 132,372	$ 118,559	$ 129,177	$ 135,204	$ 108,410	$ 121,039	$ 116,923	$ 113,192	$ 100,000	$ 148,607
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index
Accumulated Value	101,589	98,596	98,101	106,709	114,008	108,925	104,538	104,937	98,097	100,000	$ 105,916
J.P. Morgan Emerging Markets Bond Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											J.P. Morgan Emerging Markets Bond Global Diversified Index
Accumulated Value	$ 130,954	$ 122,669	$ 110,235	$ 118,436	$ 127,949	$ 110,297	$ 118,390	$ 113,602	$ 108,919	$ 100,000	$ 144,551